Quantitative and qualitative disclosure about market risk - Geographical area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 3,683	$ 4,293	$ 5,115
Hong Kong
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	3,489	4,235	$ 5,115
Australia
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 194	$ 58